Other Comprehensive Income (Loss) Tax Effects Allocated to Each Component of Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income (Loss), before Tax [Abstract]
Net unrealized holding gains arising during the period on investment securities avialable-for-sale, Before Tax Amount	$ 91	$ 1,271
Reclassification adjustment for net gains on investment securities available-for-sale realized in net income, Before Tax Amount	(673)	(183)
Total Investment securities available-for-sale, Before Tax Amount	(582)	1,088
Net unrealized actuarial gain (loss), Before Tax Amount	3,616	(4,586)
Reclassification adjustment for amortization of net actuarial loss realized in net income, Before Tax Amount	494	185
Reclassification adjustment for amortizaiton of prior service cost realized in net income, Before Tax Amount	10	6
Total Defined benefit pension plan, Before Tax Amount	(4,120)	4,395
Total other comprehensive income (loss), Before Tax Amount	3,538	(3,307)
Other Comprehensive Income (Loss), Tax [Abstract]
Net unrealized holding gains arising during the period on investment securities avialable-for-sale, Tax	(31)	(432)
Reclassification adjustment for net gains on investment securities available-for-sale realized in net income, Tax	229	62
Total Investment securities available-for-sale, Tax	198	(370)
Net unrealized actuarial gain (loss), Tax	(1,229)	1,559
Reclassification adjustment for amortization of net actuarial loss realized in net income, Tax	(168)	(63)
Reclassification adjustment for amortizaiton of prior service cost realized in net income, Tax	(3)	(2)
Total Defined benefit pension plan, Tax	1,400	(1,494)
Total other comprehensive income (loss), Tax	(1,202)	1,124
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net unrealized holding gains arising during the period on investment securities available-for-sale	60	839
Reclassification adjustments for net gains on investment securities available-for-sale realized in net income	(444)	(121)
Total	(384)	718
Net unrealized actuarial gain (loss), Net of Tax	2,387	(3,027)
Reclassification adjustment for amortization of net actuarial loss realized in net income, Net of Tax	326	122
Reclassification adjustment for amortizaiton of prior service cost realized in net income, Net of Tax	(7)	(4)
Total Defined benefit pension plan, Net of Tax	(2,720)	2,901
Total other comprehensive income (loss), Net of Tax	$ 2,336	$ (2,183)